PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Accounts receivables	$42,654	$25,907
Prepayments to suppliers (1)	55,342	198,452
Interest receivable	22,108	44,614
Staff advances (2)	3,206	3,175
Loan to employees, current portion (3)	4,413	2,862
Other deposits	7,550	8,039
Prepaid VAT	6,284	33,656
Prepaid rental and related fee (4)	7,335	8,057
Receivables from investees (5)	13,304	—
Loans to third-parties (6)	5,883	5,472
Receivables of withholding tax for employees related to share incentive plan (7)	34,720	61,526
Others	4,553	11,350

	$207,352	$403,110

(1)	Prepayments to suppliers are primarily for advertising fees and other prepaid operating expenses.
(2)	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
(3)	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of property purchases. Each loan has a term of four years and must be repaid by equal annual installments.
(4)	The Group adopted ASC 842 on March 1, 2019, using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. After the adoption of ASC 842, the prepaid rental are included in the Group’s operating lease right-of-use assets on its consolidated balance except for the prepaid rental related to the contract that has been entered into but not yet commenced.
(5)	In fiscal year 2020, two domestic investees of the Group initiated setting up their VIEs which is a process of re-organization under common control. The original investment amount would be returned from PRC investees and the same amount has already been reinvested to the overseas holding companies of the two investees. The Group received the repayments from the investees in fiscal year 2021.
(6)	Loans to third-parties are generally mature in less than one year, and certain loan was guaranteed by the borrower’s equity interests.
(7)	The Group pays for withholding tax on behalf of employees when their non-vested shares were vested or their options were exercised and agreed to repay the tax by deduction from the proceeds of shares sold subsequent to the option exercise through the Group’s broker. The receivable represents cash to be received from the broker to the above transaction.